REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 335,250	$ 341,945	$ 211,920
Programmatic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	274,355	266,616	161,625
Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 60,895	$ 75,329	$ 50,295